Income Taxes Net Operating Loss Carryforwards (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Foreign [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 277.9
U.S. State [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 602.7